Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

July 6, 2012 (Cover letter as amended)

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of
	The Hartford Balanced Allocation Fund	The Hartford Target Retirement 2025 Fund
	The Hartford Conservative Allocation Fund	The Hartford Target Retirement 2030 Fund
	The Hartford Growth Allocation Fund	The Hartford Target Retirement 2035 Fund
	The Hartford Target Retirement 2010 Fund	The Hartford Target Retirement 2040 Fund
	The Hartford Target Retirement 2015 Fund	The Hartford Target Retirement 2045 Fund
	The Hartford Target Retirement 2020 Fund	The Hartford Target Retirement 2050 Fund

File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements, dated June 25, 2012, to the Prospectuses and Summary Prospectuses for the Funds listed above. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-9871.

Sincerely,

/s/ Catherine E. Marshall

Catherine E. Marshall

Senior Counsel

cc: Stephanie Capistron, Esq.